Touchstone High Yield Fund N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Jan. 28, 2026
Supplement to Prospectus [Text Block]	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Ares Credit Opportunities Fund, Touchstone High Yield Fund, Touchstone Sands Capital International Growth Equity Fund, and Touchstone Ultra Short Duration Fixed Income Fund, (each a “Fund” and together the “Funds”)Supplement dated April 10, 2026, to the Funds’ Prospectus dated January 28, 2026, as may be amended or supplemented from time to timeChange in Broad-Based Securities Market Index and Additional IndexesThe Board of Trustees of the Touchstone Funds Group Trust (the “Trust”) has approved a change to the Broad-Based Securities Market Index (“BBSMI”) of the Touchstone Sands Capital International Growth Equity Fund and changes to the additional indexes of the Touchstone Ares Credit Opportunities Fund, Touchstone High Yield Fund, and Touchstone Ultra Short Duration Fixed Income Fund.Change to BBSMI – Touchstone Sands Capital International Growth Equity FundEffective April 10, 2026 (the “Effective Date”) the first paragraph under the heading “The Fund’s Performance” in the summary section of the Prospectus is deleted in its entirety and replaced with: The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg World ex US Large & Mid Cap Index and the MSCI All Country world ex-USA Index.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.Also as of the Effective Date, the Average Annual Total Return Table in the summary section of the Prospectus is deleted in its entirety and replaced with:Average Annual Total ReturnsFor the periods ended December 31, 20251 Year5 Years10 YearsTouchstone Sands Capital International Growth Equity Fund - Class AReturn Before Taxes4.094.037.22Return After Taxes on Distributions3.782.985.71Return After Taxes on Distributions and Sale of Fund Shares2.563.115.57Touchstone Sands Capital International Growth Equity Fund - Class CReturn Before Taxes7.914.357.23Touchstone Sands Capital International Growth Equity Fund - Class YReturn Before Taxes10.015.428.16Touchstone Sands Capital International Growth Equity Fund - Institutional ClassReturn Before Taxes10.185.468.18Touchstone Sands Capital International Growth Equity Fund - Class R6Return Before Taxes10.145.468.18Bloomberg World ex US Large & Mid Cap Index (reflects no deductions for fees, expenses, or taxes)32.108.098.93MSCI All Country World ex-USA Index (reflects no deductions for fees, expenses or taxes)32.397.918.41(1) The inception date of Institutional Class shares was August 23, 2019. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 23, 2019. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.(2) An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.(3) The inception date of Class R6 shares was August 31, 2023. Class R6 shares’ performance was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.(4) The Fund changed its broad-based securities market index to the Blomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.Change to Additional Index – Touchstone Ares Credit Opportunities FundAs of the Effective Date, the second paragraph under the heading “The Fund’s Performance” in the summary section of the Prospectus is deleted in its entirety and replaced with: The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. High Yield 2% Issuer Cap Index and the ICE BofA U.S. High Yield Constrained Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.Also as of the Effective Date, the Average Annual Total Return Table in the summary section of the Prospectus is deleted in its entirety and replaced with:Average Annual Total ReturnsFor the periods ended December 31, 20251 Year5 Years10 YearsSince InceptionInception DateTouchstone Ares Credit Opportunities Fund - Class AReturn Before Taxes3.374.695.36N/A8/31/2015Return After Taxes on Distributions0.141.712.56Return After Taxes on Distributions and Sale of Fund Shares1.952.252.87Touchstone Ares Credit Opportunities Fund - Class CReturn Before Taxes5.044.865.46N/A8/31/2015Touchstone Ares Credit Opportunities Fund - Class YReturn Before Taxes6.905.586.22N/A8/31/2015Touchstone Ares Credit Opportunities Fund - Institutional ClassReturn Before Taxes7.195.716.33N/A8/31/2015Touchstone Ares Credit Opportunities Fund - Class R6Return Before TaxesN/AN/AN/AN/A5/19/2025Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)7.30(0.36)2.01Bloomberg U.S. High Yield 2% Issuer Cap Index(reflects no deduction for fees, expenses, or taxes8.624.506.51ICE BofA U.S. High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)8.504.506.44(1) An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.(2) Returns are not presented for Class R6 shares, which commenced operations on May 19, 2025. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations.(3) Since Inception returns are not shown for classes with greater than ten years of performance history.(4)The Fund changed its additional index to the Bloomberg U.S. High Yield 2% Issuer Cap Index which has similar investment objectives to the Fund.Change to Additional Index – Touchstone High Yield FundAs of the Effective Date, the second paragraph under the heading “The Fund’s Performance” in the summary section of the Prospectus is deleted in its entirety and replaced with:The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Corporate High Yield Index and the ICE BofA High Yield Cash Pay Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.Also as of the Effective Date, the Average Annual Total Return Table in the summary section of the Prospectus is deleted in its entirety and replaced with:Average Annual Total ReturnsFor the periods ended December 31, 20251 Year5 Years10 YearsTouchstone High Yield Fund - Class AReturn Before Taxes4.083.014.58Return After Taxes on Distributions1.470.752.37Return After Taxes on Distributions and Sale of Fund Shares2.361.292.52Touchstone High Yield Fund - Class CReturn Before Taxes5.722.904.45Touchstone High Yield Fund - Class YReturn Before Taxes7.693.935.34Touchstone High Yield Fund - Institutional ClassReturn Before Taxes7.924.045.43Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)7.30(0.36)2.01Bloomberg U.S. Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)8.624.506.52ICE BofA High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)8.554.486.43(1) The Fund changed its additional index to the Bloomberg U.S. Corporate High Yield Index which has similar investment objectives to the Fund.Change to Additional Indexes – Touchstone Ultra Short Fixed Income FundAs of the Effective Date, the first paragraph under the heading “The Fund’s Performance” in the summary section of the Prospectus is deleted in its entirety and replaced with: The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg U.S. Aggregate Bond Index. The Bloomberg US Treasury Bellwether 3 Month Index, Bloomberg US Treasury Bellwether 1 Year Index, ICE BofA 3-Month U.S. Treasury Bill Index and ICE BofA 1-Year U.S. Treasury Note Index show how the Fund’s performance compares against the returns of indexes with similar investment objectives.The bar chart does not reflect any sales charges, which would reduce your return.The performance table reflects any applicable sales charges.Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.Also as of the Effective Date, the Average Annual Total Return Table in the summary section of the Prospectus is deleted in its entirety and replaced with:Average Annual Total ReturnsFor the periods ended December 31, 20251 Year5 Years10 YearsTouchstone Ultra Short Duration Fixed Income Fund - Class ZReturn Before Taxes4.743.382.56Return After Taxes on Distributions2.831.981.47Return After Taxes on Distributions and Sale of Fund Shares2.791.981.49Touchstone Ultra Short Duration Fixed Income Fund - Class AReturn Before Taxes2.632.962.35Touchstone Ultra Short Duration Fixed Income Fund - Class CReturn Before Taxes3.232.872.15Touchstone Ultra Short Duration Fixed Income Fund - Class SReturn Before Taxes4.373.122.31Touchstone Ultra Short Duration Fixed Income Fund - Class YReturn Before Taxes4.893.642.82Touchstone Ultra Short Duration Fixed Income Fund - Institutional ClassReturn Before Taxes5.053.712.87Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)7.30(0.36)2.01Bloomberg US Treasury Bellwether 3 Month Index (reflects no deduction for fees, expenses, or taxes)4.233.222.21Bloomberg US Treasury Bellwether 1 Year Index (reflects no deduction for fees, expenses, or taxes)4.312.852.24ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)4.183.172.18ICE BofA 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)4.152.482.03(1) The Fund changed its additional indexes to the Bloomberg US Treasury Bellwether 3 Month Index and the Bloomberg US Treasury Bellwether 1 Year Index which have similar investment objectives to the Fund.There are no additional changes to the Prospectus except those described herein.